Provisions, income tax liabilities and other liabilities - Summary of Present Value of Pension and Other Post Employment Benefits (Details) - Pensions and other post-employment benefits - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 3,320	€ 3,672	€ 3,445
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	12,677	13,322	12,055	€ 13,012
Wholly or partly funded defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	11,543	12,057	10,995
Wholly unfunded defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 1,134	€ 1,265	€ 1,060